UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2013

Date of reporting period: September 30, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCK – (96.51%)
CONSUMER DISCRETIONARY – (10.73%)
Automobiles & Components – (0.82%)
Harley-Davidson, Inc.	47,540	$3,053,970
Consumer Durables & Apparel – (0.43%)
Compagnie Financiere Richemont S.A., Unit A (Switzerland)	8,900	891,624
Hunter Douglas N.V. (Netherlands)	16,499	704,217
		1,595,841
Media – (2.88%)
Grupo Televisa S.A.B., ADR (Mexico)	34,200	955,890
Liberty Global PLC, Series C *	76,420	5,764,743
Walt Disney Co.	62,510	4,031,270
		10,751,903
Retailing – (6.60%)
Bed Bath & Beyond Inc. *	159,565	12,347,140
CarMax, Inc. *	57,240	2,774,423
Liberty Interactive Corp., Series A *	96,334	2,261,441
Liberty Ventures, Series A *	6,479	571,836
Netflix Inc. *	5,030	1,555,175
Priceline.com Inc. *	5,120	5,177,139
		24,687,154
	Total Consumer Discretionary	40,088,868
CONSUMER STAPLES – (14.87%)
Food & Staples Retailing – (9.47%)
Costco Wholesale Corp.	132,580	15,268,576
CVS Caremark Corp.	354,788	20,134,219
		35,402,795
Food, Beverage & Tobacco – (5.40%)
Coca-Cola Co.	105,650	4,002,022
Diageo PLC, ADR (United Kingdom)	63,733	8,099,190
Heineken Holding N.V. (Netherlands)	66,921	4,232,922
Nestle S.A. (Switzerland)	5,130	358,791
Philip Morris International Inc.	40,060	3,468,795
		20,161,720
	Total Consumer Staples	55,564,515
ENERGY – (8.04%)
Canadian Natural Resources Ltd. (Canada)	278,410	8,753,210
EOG Resources, Inc.	79,550	13,466,224
Occidental Petroleum Corp.	54,900	5,135,346
Schlumberger Ltd.	30,400	2,686,144
	Total Energy	30,040,924
FINANCIALS – (37.24%)
Banks – (5.47%)
Commercial Banks – (5.47%)
Wells Fargo & Co.	494,944	20,451,086
Diversified Financials – (22.84%)
Capital Markets – (10.91%)
Ameriprise Financial, Inc.	26,370	2,401,779
Bank of New York Mellon Corp.	641,400	19,363,866
Brookfield Asset Management Inc., Class A (Canada)	112,010	4,189,174

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	September 30, 2013 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Capital Markets – (Continued)
Charles Schwab Corp.	158,970	$3,360,626
Goldman Sachs Group, Inc.	9,490	1,501,413
Julius Baer Group Ltd. (Switzerland)	213,361	9,956,139
		40,772,997
Consumer Finance – (6.03%)
American Express Co.	298,359	22,532,072
Diversified Financial Services – (5.90%)
Berkshire Hathaway Inc., Class A *	93	15,848,130
JPMorgan Chase & Co.	52,918	2,735,331
Visa Inc., Class A	18,240	3,485,664
		22,069,125
		85,374,194
Insurance – (7.98%)
Multi-line Insurance – (2.84%)
Fairfax Financial Holdings Ltd. (Canada)	4,230	1,720,151
Fairfax Financial Holdings Ltd., 144A (Canada)(a)	2,490	1,006,975
Loews Corp.	168,830	7,891,114
		10,618,240
Property & Casualty Insurance – (3.51%)
ACE Ltd.	36,920	3,454,235
Markel Corp. *	1,290	667,923
Progressive Corp.	329,970	8,985,083
		13,107,241
Reinsurance – (1.63%)
Alleghany Corp. *	14,881	6,096,002
		29,821,483
Real Estate – (0.95%)
Brookfield Property Partners L.P.	6,429	124,594
Hang Lung Group Ltd. (Hong Kong)	643,000	3,407,380
		3,531,974
	Total Financials	139,178,737
HEALTH CARE – (6.39%)
Health Care Equipment & Services – (5.97%)
Express Scripts Holding Co. *	106,550	6,583,192
Laboratory Corp. of America Holdings *	66,120	6,555,137
UnitedHealth Group Inc.	128,150	9,176,821
		22,315,150
Pharmaceuticals, Biotechnology & Life Sciences – (0.42%)
Agilent Technologies, Inc.	30,970	1,587,213
	Total Health Care	23,902,363
INDUSTRIALS – (5.02%)
Capital Goods – (1.58%)
OCI N.V. (Netherlands)*	29,250	989,272
PACCAR Inc.	67,620	3,763,053
Textron Inc.	41,450	1,144,434
		5,896,759

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	September 30, 2013 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Commercial & Professional Services – (1.06%)
Experian PLC (United Kingdom)	28,660	$546,101
Iron Mountain Inc.	126,674	3,422,732
		3,968,833
Transportation – (2.38%)
China Merchants Holdings International Co., Ltd. (China)	1,054,588	3,834,420
Kuehne & Nagel International AG (Switzerland)	34,733	4,551,181
Wesco Aircraft Holdings, Inc. *	25,330	530,157
		8,915,758
	Total Industrials	18,781,350
INFORMATION TECHNOLOGY – (9.00%)
Semiconductors & Semiconductor Equipment – (1.82%)
Texas Instruments Inc.	169,120	6,813,845
Software & Services – (6.86%)
Activision Blizzard, Inc.	182,970	3,051,025
Google Inc., Class A *	19,520	17,104,009
Microsoft Corp.	88,210	2,937,834
Oracle Corp.	76,900	2,550,773
		25,643,641
Technology Hardware & Equipment – (0.32%)
Hewlett-Packard Co.	56,061	1,176,160
	Total Information Technology	33,633,646
MATERIALS – (5.22%)
Air Products and Chemicals, Inc.	73,680	7,852,077
Ecolab Inc.	42,700	4,217,052
Emerald Plantation Holdings Ltd. (China)*	112,030	11,203
Lafarge S.A. (France)	17,810	1,240,614
Martin Marietta Materials, Inc.	9,110	894,329
Monsanto Co.	35,100	3,663,387
Praxair, Inc.	13,670	1,643,271
	Total Materials	19,521,933
TOTAL COMMON STOCK – (Identified cost $190,740,392)		360,712,336
CORPORATE BONDS – (0.01%)
MATERIALS – (0.01%)
Emerald Plantation Holdings Ltd., Sr. Notes, 6.00%/8.00%, 01/30/20 (China)(b)	$125,177	53,230
TOTAL CORPORATE BONDS – (Identified cost $83,423)		53,230
SHORT-TERM INVESTMENTS – (3.47%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.11%, 10/01/13, dated 09/30/13, repurchase value of $12,982,040 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-5.00%, 05/15/14-09/20/43, total market value $13,241,640)	12,982,000	12,982,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $12,982,000)		12,982,000

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	September 30, 2013 (Unaudited)

Total Investments – (99.99%) – (Identified cost $203,805,815) – (c)	$373,747,566
Other Assets Less Liabilities – (0.01%)	22,332
Net Assets – (100.00%)	$373,769,898

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $1,006,975 or 0.27% of the Fund's net assets as of September 30, 2013.

(b)
Represents a PIK Toggle Note: PIK (Pay-In-Kind) toggle notes pay interest in cash at one rate or, at the company's option, pay interest in additional PIK toggle notes. The interest paid in additional notes is set at a higher rate than the cash interest rate.

(c)	Aggregate cost for federal income tax purposes is $205,389,030. At September 30, 2013 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$168,579,739
Unrealized depreciation	(221,203)
Net unrealized appreciation	$168,358,536

Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO	September 30, 2013 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (97.23%)
CONSUMER DISCRETIONARY – (1.63%)
Retailing – (1.63%)
Bed Bath & Beyond Inc. *	15,900	$1,230,342
	Total Consumer Discretionary	1,230,342
CONSUMER STAPLES – (3.04%)
Food & Staples Retailing – (3.04%)
CVS Caremark Corp.	40,480	2,297,240
	Total Consumer Staples	2,297,240
ENERGY – (2.86%)
Canadian Natural Resources Ltd. (Canada)	68,790	2,162,758
	Total Energy	2,162,758
FINANCIALS – (87.15%)
Banks – (13.05%)
Commercial Banks – (13.05%)
ICICI Bank Ltd., ADR (India)	15,750	480,060
State Bank of India Ltd., GDR (India)	45,148	2,347,696
U.S. Bancorp	3,900	142,662
Wells Fargo & Co.	166,890	6,895,895
		9,866,313
Diversified Financials – (42.48%)
Capital Markets – (23.61%)
Ameriprise Financial, Inc.	14,740	1,342,519
Bank of New York Mellon Corp.	153,130	4,622,995
Brookfield Asset Management Inc., Class A (Canada)	83,100	3,107,940
Charles Schwab Corp.	13,000	274,820
Goldman Sachs Group, Inc.	16,890	2,672,167
Julius Baer Group Ltd. (Switzerland)	92,754	4,328,212
Oaktree Capital Group LLC, Class A	28,700	1,502,445
		17,851,098
Consumer Finance – (12.60%)
American Express Co.	124,110	9,372,787
First Marblehead Corp. *	194,994	159,895
		9,532,682
Diversified Financial Services – (6.27%)
Bank of America Corp.	14,486	199,907
Cielo S.A. (Brazil)	36,720	993,095
Visa Inc., Class A	18,560	3,546,816
		4,739,818
		32,123,598
Insurance – (31.50%)
Multi-line Insurance – (10.68%)
American International Group, Inc.	88,600	4,308,618
Loews Corp.	80,610	3,767,712
		8,076,330
Property & Casualty Insurance – (10.77%)
Markel Corp. *	8,695	4,502,010
Progressive Corp.	133,655	3,639,426
		8,141,436

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO - (CONTINUED)	September 30, 2013 (Unaudited)

	Shares/Principal/Units	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (10.05%)
Alleghany Corp. *	9,663	$3,958,448
Everest Re Group, Ltd.	25,040	3,641,066
		7,599,514
		23,817,280
Real Estate – (0.12%)
Brookfield Property Partners L.P.	4,769	92,423
	Total Financials	65,899,614
INFORMATION TECHNOLOGY – (2.55%)
Software & Services – (2.55%)
Google Inc., Class A *	2,200	1,927,706
	Total Information Technology	1,927,706
TOTAL COMMON STOCK – (Identified cost $46,256,490)		73,517,660
SHORT-TERM INVESTMENTS – (2.81%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.11%, 10/01/13, dated 09/30/13, repurchase value of $2,125,006 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-5.00%, 05/15/14- 09/20/43, total market value $2,167,500)	$2,125,000	2,125,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,125,000)		2,125,000
Total Investments – (100.04%) – (Identified cost $48,381,490) – (a)		75,642,660
Liabilities Less Other Assets – (0.04%)		(28,243)
	Net Assets – (100.00%)	$75,614,417

ADR: American Depositary Receipt

GDR: Global Depositary Receipt

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $48,734,747. At September 30, 2013 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$30,912,531
Unrealized depreciation	(4,004,618)
Net unrealized appreciation	$26,907,913

Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCK – (93.11%)
FINANCIALS – (90.71%)
Real Estate – (90.71%)
Real Estate Investment Trusts (REITs) – (82.96%)
Diversified REITs – (7.69%)
British Land Co. PLC (United Kingdom)	9,270	$86,667
Cousins Properties, Inc.	8,910	91,684
Land Securities Group PLC (United Kingdom)	7,510	111,731
Liberty Property Trust	15,130	538,628
Vornado Realty Trust	12,530	1,053,272
		1,881,982
Industrial REITs – (3.37%)
DCT Industrial Trust Inc.	37,760	271,494
EastGroup Properties, Inc.	7,080	419,207
Prologis, Inc.	3,600	135,432
		826,133
Office REITs – (17.97%)
Alexandria Real Estate Equities, Inc.	10,340	660,209
BioMed Realty Trust, Inc.	13,430	249,664
Boston Properties, Inc.	7,890	843,441
Corporate Office Properties Trust	22,830	527,373
Digital Realty Trust, Inc.	22,895	1,215,725
DuPont Fabros Technology Inc.	23,420	603,533
SL Green Realty Corp.	3,400	302,056
		4,402,001
Residential REITs – (19.51%)
American Campus Communities, Inc.	32,690	1,116,364
AvalonBay Communities, Inc.	11,050	1,404,344
BRE Properties, Inc.	6,650	337,554
Campus Crest Communities, Inc.	21,270	229,716
Education Realty Trust, Inc.	52,560	478,296
Essex Property Trust, Inc.	5,720	844,844
Post Properties, Inc.	8,170	367,813
		4,778,931
Retail REITs – (19.78%)
Acadia Realty Trust	11,590	286,041
CBL & Associates Properties, Inc.	20,120	384,292
DDR Corp.	20,040	314,828
Federal Realty Investment Trust	5,990	607,686
General Growth Properties, Inc.	26,830	517,551
Hammerson PLC (United Kingdom)	8,770	71,131
Simon Property Group, Inc.	12,162	1,802,773
Tanger Factory Outlet Centers, Inc.	12,310	401,922
Taubman Centers, Inc.	6,820	459,054
		4,845,278
Specialized REITs – (14.64%)
American Tower Corp.	10,010	742,041
HCP, Inc.	6,010	246,110

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	September 30, 2013 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (Continued)
Real Estate Investment Trusts (REITs) – (Continued)
Specialized REITs – (Continued)
Host Hotels & Resorts Inc.	29,630	$523,562
LaSalle Hotel Properties	16,240	463,165
Public Storage	2,840	455,962
Rayonier Inc.	6,690	372,298
Ventas, Inc.	12,710	781,665
		3,584,803
		20,319,128
Real Estate Management & Development – (7.75%)
Real Estate Operating Companies – (7.75%)
Forest City Enterprises, Inc., Class A *	100,320	1,900,060
	Total Financials	22,219,188
TELECOMMUNICATION SERVICES – (2.40%)
SBA Communications Corp., Class A *	7,300	587,358
	Total Telecommunication Services	587,358
TOTAL COMMON STOCK – (Identified cost $23,086,191)		22,806,546
PREFERRED STOCK – (0.44%)
FINANCIALS – (0.44%)
Real Estate – (0.44%)
Real Estate Investment Trusts (REITs) – (0.44%)
Office REITs – (0.44%)
DuPont Fabros Technology Inc., 7.625%, Series B	4,300	107,769
TOTAL PREFERRED STOCK – (Identified cost $107,500)		107,769
CONVERTIBLE BONDS – (2.43%)
FINANCIALS – (2.43%)
Real Estate – (2.43%)
Real Estate Investment Trusts (REITs) – (1.92%)
Office REITs – (1.92%)
Digital Realty Trust, L.P., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (a)	$344,000	470,850
Real Estate Management & Development – (0.51%)
Real Estate Operating Companies – (0.51%)
Forest City Enterprises, Inc., Conv. Sr. Notes, 5.00%, 10/15/16	80,000	123,150
	Total Financials	594,000
TOTAL CONVERTIBLE BONDS – (Identified cost $424,000)		594,000
SHORT-TERM INVESTMENTS – (2.30%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.11%, 10/01/13, dated 09/30/13, repurchase value of $563,002 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-5.00%, 05/15/14-09/20/43, total market value $574,260)	563,000	563,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $563,000)		563,000

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	September 30, 2013 (Unaudited)

Total Investments – (98.28%) – (Identified cost $24,180,691) – (b)	$24,071,315
Other Assets Less Liabilities – (1.72%)	422,118
Net Assets – (100.00%)	$24,493,433

*	Non-Income producing security.

(a)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $470,850 or 1.92% of the Fund's net assets as of September 30, 2013.

(b)	Aggregate cost for federal income tax purposes is $24,256,849. At September 30, 2013 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$1,076,167
Unrealized depreciation	(1,261,701)
Net unrealized depreciation	$(185,534)

Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments
September 30, 2013 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments – (Continued)
September 30, 2013 (Unaudited)

Security Valuation – (Continued)

Value Measurements - (Continued)

The following is a summary of the inputs used as of September 30, 2013 in valuing each Fund's investments carried at value:

	Investments in Securities at Value

	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer Discretionary	$40,088,868	$1,230,342	$–
Consumer Staples	55,564,515	2,297,240	–
Energy	30,040,924	2,162,758	–
Financials	139,178,737	65,899,614	22,326,957
Health Care	23,902,363	–	–
Industrials	18,781,350	–	–
Information Technology	33,633,646	1,927,706	–
Materials	19,510,730	–	–
Telecommunication Services	–	–	587,358
Total Level 1	360,701,133	73,517,660	22,914,315

Level 2 – Other Significant Observable Inputs:
Equity securities:
Materials	11,203	–	–
Convertible debt securities	–	–	594,000
Corporate debt securities	53,230	–	–
Short-term securities	12,982,000	2,125,000	563,000
Total Level 2	13,046,433	2,125,000	1,157,000

Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–
Total Investments	$373,747,566	$75,642,660	$24,071,315

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended September 30, 2013.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: November 27, 2013

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial officer

Date: November 27, 2013